Schedule II Condensed Financial Information of Parent Company Only (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Assets:
Short-term investments	$ 22,572	$ 43,738
Other investments	387,866	366,674
Total investments	410,438	410,412
Cash	1,474	1,558	4,400	8,642
Current and deferred income taxes	17,802
Debt issuance costs including prepaid commitment fee asset of $3,628 in 2010	493	4,079
Other assets	12,782	44,379
Total assets	552,360	675,573	838,346
Liabilities:
Federal Reserve Bank of New York credit facility		20,985
Outstanding debt	73,400
Other liabilities (includes intercompany derivative liabilities of $901 in 2011 and $150 in 2010)	27,554	29,108
Total liabilities	441,444	568,363
AIG shareholders' equity:
Common stock	4,766	368
Treasury stock	(942)	(873)
Additional paid-in capital	81,787	9,683
Retained earnings (accumulated deficit)	10,774	(9,848)
Accumulated other comprehensive income	5,153	7,543
Total AIG shareholders' equity	101,538	78,856
Total liabilities and equity	552,360	675,573
Parent Company
Assets:
Short-term investments	12,868	5,602
Other investments	6,599	5,852
Total investments	19,467	11,454
Cash	176	49	57	103
Loans to subsidiaries	39,971	61,630
Due from affiliates - net	303	380
Current and deferred income taxes	22,438	2,171
Debt issuance costs including prepaid commitment fee asset of $3,628 in 2010	196	3,838
Investment in consolidated subsidiaries	79,802	88,834
Other assets	1,576	3,515
Total assets	163,929	171,871
Liabilities:
Intercompany tax payable	9,801	28,083
Federal Reserve Bank of New York credit facility		20,985
Outstanding debt	21,584	24,953
Loans and notes payable	624	469
Loans from subsidiaries	12,316	1
Other liabilities (includes intercompany derivative liabilities of $901 in 2011 and $150 in 2010)	4,368	3,503
Total liabilities	62,391	93,015
AIG shareholders' equity:
Preferred stock		71,983
Common stock	4,766	368
Treasury stock	(942)	(873)
Additional paid-in capital	81,787	9,683
Retained earnings (accumulated deficit)	10,774	(9,848)
Accumulated other comprehensive income	5,153	7,543
Total AIG shareholders' equity	101,538	78,856
Total liabilities and equity	163,929	171,871
Parent Company | Notes and bonds payable | Series AIGFP
Liabilities:
Outstanding debt	3,560	3,703
Parent Company | Notes and bonds payable | MIP
Liabilities:
Outstanding debt	$ 10,138	$ 11,318